SUPPLY CHAIN FINANCE PROGRAM (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Text Block [Abstract]
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses
Confirmed obligations outstanding at beginning of year	$ 1,421
Invoices confirmed	5,105
Confirmed invoices paid	(5,196)
Confirmed obligations outstanding at end of year	$ 1,330